Critical accounting estimates and judgments - Allocated Goodwill to CGUs in Brazil (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 3,108,855		$ 2,582,401
Sugar, Ethanol and Energy | AVI
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		$ 2,937		$ 2,919
Sugar, Ethanol and Energy | UMA
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		1,102		1,095
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)	$ 4,200	4,039		4,014
Closing net book value of PPE items allocated to CGUs tested		518,814		469,434
Total assets allocated to CGUs tested		$ 522,853		$ 473,448